FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Amortized cost.
Financial assets by category
Financial assets.	$ 218,918,004	$ 153,393,279	$ 123,776,201
Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	11,922,317	5,698,390	18,453,966
Cash and cash equivalents. | Amortized cost.
Financial assets by category
Financial assets.	48,129,194	32,912,886	28,327,569
Cash and cash equivalents. | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.		562,380	7,718,544
Other financial assets | Amortized cost.
Financial assets by category
Financial assets.	657,612	884,964	1,523,438
Other financial assets | Mandatorily measured at fair value through profit or loss
Financial assets by category
Financial assets.	11,922,317	5,136,010	10,735,422
Trade receivables | Amortized cost.
Financial assets by category
Financial assets.	158,006,474	111,952,722	88,919,911
Other receivables. | Amortized cost.
Financial assets by category
Financial assets.	$ 12,124,724	$ 7,642,707	$ 5,005,283